Income Taxes - Schedule Deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Advertising and business promotion expenditure	¥ 11,571	¥ 5,997
Impairment loss	177,368	177,368
Allowance for expected credit losses	18,135	15,431
Loan loss provision	40,708	23,985
Accrued expense	10,891	5,792
Net operating loss carry forwards	423,025	598,975
Others	12,402	4,268
Less: valuation allowance	(652,610)	(811,324)	¥ (747,354)	¥ (727,508)
Net deferred tax assets	41,490	20,492
Deferred tax liabilities
Identifiable intangible assets from business combination	121,611	135,764
Total deferred tax liabilities	¥ 121,611	¥ 135,764